Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Inventory
Process material stockpiles	$ 2,340	$ 3,016
Concentrate inventory	6,403	4,230
Materials and supplies	6,722	4,950
Inventories	$ 15,465	$ 12,196